Average Annual Total Returns (Franklin Templeton Founding Allocation Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Since Inception	6.15%
Date of Inception	May 01, 2007
S&P 500 Index
Average Annual Return:
One Year	15.06%
Since Inception	(2.24%)
Date of Inception	May 01, 2007
Combined Index
Average Annual Return:
One Year	12.92%
Since Inception	0.65%
Date of Inception	May 01, 2007
Series I, Franklin Templeton Founding Allocation Trust
Average Annual Return:
One Year	10.67%
Since Inception	(2.56%)
Date of Inception	Jan. 28, 2008
Series II, Franklin Templeton Founding Allocation Trust
Average Annual Return:
One Year	10.44%
Since Inception	(2.69%)
Date of Inception	May 01, 2007
Series NAV, Franklin Templeton Founding Allocation Trust
Average Annual Return:
One Year	10.72%
Since Inception	(2.52%)
Date of Inception	Apr. 28, 2008